Financial assets at amortised cost - Movements in Retail mortgage (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	£ 6,247
Allowance account for credit losses of financial assets at end of period	5,058	£ 6,247
Net carrying amount	500,356	498,843
UK retail mortgages
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,024	568
Exchange and other adjustments	67	21
Impact of transfers between stages	68	249
Other changes in credit quality	(172)	181
Additions (repayments)	(73)	(44)
Methodology and model changes		90
(Credit) charge to the income statement	(177)	476
Advances written off	(29)	(76)
Recoveries of advances written off in previous years	5	15
Discount unwind	10	20
Allowance account for credit losses of financial assets at end of period	900	1,024
Stage 1
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,591
Allowance account for credit losses of financial assets at end of period	1,362	1,591
Stage 1 | UK retail mortgages
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	104	23
Exchange and other adjustments	0	0
Impact of transfers between stages	(1)	(2)
Other changes in credit quality	13	63
Additions (repayments)	8	14
Methodology and model changes		6
(Credit) charge to the income statement	20	81
Allowance account for credit losses of financial assets at end of period	124	104
Stage 2
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	2,379
Allowance account for credit losses of financial assets at end of period	1,800	2,379
Stage 2 | UK retail mortgages
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	468	281
Exchange and other adjustments	0	0
Impact of transfers between stages	33	168
Other changes in credit quality	(65)	(26)
Additions (repayments)	(25)	(15)
Methodology and model changes		60
(Credit) charge to the income statement	(57)	187
Allowance account for credit losses of financial assets at end of period	411	468
Stage 3
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	2,016
Allowance account for credit losses of financial assets at end of period	1,706	2,016
Stage 3 | UK retail mortgages
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	191	122
Exchange and other adjustments	0	0
Impact of transfers between stages	36	83
Other changes in credit quality	(31)	(23)
Additions (repayments)	(20)	(13)
Methodology and model changes		24
(Credit) charge to the income statement	(15)	71
Advances written off	(16)	(37)
Recoveries of advances written off in previous years	5	15
Discount unwind	10	20
Allowance account for credit losses of financial assets at end of period	175	191
POCI
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	261
Allowance account for credit losses of financial assets at end of period	190	261
POCI | UK retail mortgages
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	261	142
Exchange and other adjustments	67	21
Other changes in credit quality	(89)	167
Additions (repayments)	(36)	(30)
Methodology and model changes		0
(Credit) charge to the income statement	(125)	137
Advances written off	(13)	(39)
Recoveries of advances written off in previous years	0	0
Discount unwind	0	0
Allowance account for credit losses of financial assets at end of period	190	261
UK retail mortgages
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 1 | UK retail mortgages
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 1 | Stage 1 | UK retail mortgages
Disclosure of financial assets [line items]
Impact of transfers between stages	26	17
Stage 1 | Stage 2 | UK retail mortgages
Disclosure of financial assets [line items]
Impact of transfers between stages	(26)	(17)
Stage 1 | Stage 3 | UK retail mortgages
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 2 | UK retail mortgages
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 2 | Stage 1 | UK retail mortgages
Disclosure of financial assets [line items]
Impact of transfers between stages	(7)	(4)
Stage 2 | Stage 2 | UK retail mortgages
Disclosure of financial assets [line items]
Impact of transfers between stages	26	22
Stage 2 | Stage 3 | UK retail mortgages
Disclosure of financial assets [line items]
Impact of transfers between stages	(19)	(18)
Stage 3 | UK retail mortgages
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 3 | Stage 1 | UK retail mortgages
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 3 | Stage 2 | UK retail mortgages
Disclosure of financial assets [line items]
Impact of transfers between stages	(29)	(35)
Stage 3 | Stage 3 | UK retail mortgages
Disclosure of financial assets [line items]
Impact of transfers between stages	29	35
Impact of transfers between stages | UK retail mortgages
Disclosure of financial assets [line items]
Impact of transfers between stages	68	249
Impact of transfers between stages | Stage 1 | UK retail mortgages
Disclosure of financial assets [line items]
Impact of transfers between stages	(20)	(15)
Impact of transfers between stages | Stage 2 | UK retail mortgages
Disclosure of financial assets [line items]
Impact of transfers between stages	62	198
Impact of transfers between stages | Stage 3 | UK retail mortgages
Disclosure of financial assets [line items]
Impact of transfers between stages	26	66
Stage 1 | UK retail mortgages
Disclosure of financial assets [line items]
Transfers to Stage 1	0	0
Stage 2 | UK retail mortgages
Disclosure of financial assets [line items]
Transfers to Stage 2	0	0
Stage 3 | UK retail mortgages
Disclosure of financial assets [line items]
Transfers to Stage 3	0	0
UK retail mortgages
Disclosure of financial assets [line items]
Retail mortgages, beginning balance	294,806	289,198
Allowance account for credit losses of financial assets at beginning of period	1,024
Exchange and other adjustments	51	(8)
Additions (repayments)	11,288	5,677
Advances written off	(29)	(76)
Recoveries of advances written off in previous years	5	15
Retail mortgages, ending balance	306,121	294,806
Allowance account for credit losses of financial assets at end of period	900	1,024
Net carrying amount	305,221	293,782
UK retail mortgages | Stage 1
Disclosure of financial assets [line items]
Retail mortgages, beginning balance	251,418	257,043
Allowance account for credit losses of financial assets at beginning of period	104
Exchange and other adjustments	0	0
Impact of transfers between stages	(2,837)	(14,244)
Additions (repayments)	13,960	8,619
Retail mortgages, ending balance	262,541	251,418
Allowance account for credit losses of financial assets at end of period	124	104
Net carrying amount	262,417	251,314
UK retail mortgages | Stage 1 | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	3,745	2,418
UK retail mortgages | Stage 1 | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	(6,554)	(16,463)
UK retail mortgages | Stage 1 | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	(28)	(199)
UK retail mortgages | Stage 2
Disclosure of financial assets [line items]
Retail mortgages, beginning balance	29,018	16,935
Allowance account for credit losses of financial assets at beginning of period	468
Exchange and other adjustments	0	0
Impact of transfers between stages	2,439	13,494
Additions (repayments)	(1,687)	(1,411)
Retail mortgages, ending balance	29,770	29,018
Allowance account for credit losses of financial assets at end of period	411	468
Net carrying amount	29,359	28,550
UK retail mortgages | Stage 2 | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	(3,742)	(2,414)
UK retail mortgages | Stage 2 | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	6,847	16,882
UK retail mortgages | Stage 2 | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	(666)	(974)
UK retail mortgages | Stage 3
Disclosure of financial assets [line items]
Retail mortgages, beginning balance	1,859	1,506
Allowance account for credit losses of financial assets at beginning of period	191
Exchange and other adjustments	0	0
Impact of transfers between stages	398	750
Additions (repayments)	(322)	(375)
Advances written off	(16)	(37)
Recoveries of advances written off in previous years	5	15
Retail mortgages, ending balance	1,924	1,859
Allowance account for credit losses of financial assets at end of period	175	191
Net carrying amount	1,749	1,668
UK retail mortgages | Stage 3 | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	(3)	(4)
UK retail mortgages | Stage 3 | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	(293)	(419)
UK retail mortgages | Stage 3 | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	694	1,173
UK retail mortgages | POCI
Disclosure of financial assets [line items]
Retail mortgages, beginning balance	12,511	13,714
Allowance account for credit losses of financial assets at beginning of period	261
Exchange and other adjustments	51	(8)
Additions (repayments)	(663)	(1,156)
Advances written off	(13)	(39)
Recoveries of advances written off in previous years	0	0
Retail mortgages, ending balance	11,886	12,511
Allowance account for credit losses of financial assets at end of period	190	261
Net carrying amount	£ 11,696	£ 12,250